Deposits (Schedule Of Maturities Of Certificates Of Deposit) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
2013	$ 1,538,582
2014	284,154
2015	152,020
2016	114,232
2017	37,387
2018 and thereafter	27,805
Total certificates of deposit and other time deposits	$ 2,154,180	$ 2,545,656